Series A Preferred Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Series A Preferred Stock [Abstract]
Series A Preferred Stock

10. Series A Preferred Stock

As of June 30, 2025 and December 31, 2024, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 100,000,000 shares of $0.0001 par value preferred stock, of which 10,000,000 shares have been designated as Series A Preferred Stock.

Pursuant to a convertible promissory note, dated April 17, 2023, between Envoy Medical Corporation and GAT (the “Envoy Bridge Note”), the Sponsor Support Agreement and the Subscription Agreement, the Company has outstanding an aggregate of 4,126,667 shares of Series A Preferred Stock as of June 30, 2025 and December 31, 2024, respectively, originally issued to the following investors:

●	1,000,000 shares of Series A Preferred Stock to GAT pursuant to the Envoy Bridge Note;

●	2,500,000 shares of Series A Preferred Stock to the Sponsor pursuant to the Sponsor Support Agreement; and

●	1,000,000 shares of Series A Preferred Stock to certain affiliates of the Sponsor in the PIPE Transaction pursuant to the Subscription Agreement.

As described subsequently in this note, on December 20, 2024, the Company entered into a Conversion and Waiver Agreement with the Sponsor whereby 373,333 shares of Series A Preferred Stock were converted into Common Stock.

The holders of the Series A Preferred Stock have the following rights and preferences:

Voting Rights

The holders of the Series A Preferred Stock are not entitled to vote or receive notice of any meeting of stockholders, except in the case that the Company creates any equity or debt instrument that ranks senior or pari passu to the rights of the Series A Preferred Stock or in the case of any adverse change to the powers, preferences or special rights of the Series A Preferred Stock.

Conversion Rights

Each share of Series A Preferred Stock shall be convertible, at the option of the holder, at any time after the date of issuance into such number of shares of Common Stock as determined by dividing the issuance price of the shares of Series A Preferred Stock of $10.00, by the conversion price, which was $11.50 per share as of June 30, 2025 and is adjustable for certain dilutive events.

Redemption

The holders of Series A Preferred Stock are not entitled to any redemption rights, other than those under their liquidation rights discussed below. The Company does not have the option to redeem the Series A Preferred Stock.

Dividend Rights

The holders of Series A Preferred Stock are entitled to a cumulative dividend which accrues at the rate of 12% of the original issuance price of $10.00 per share per annum (“Regular Dividend”). The Regular Dividend accrues on a daily basis from and including the issuance date of such shares, whether or not declared, and will be payable in cash on a quarterly basis. If the Company fails to pay the Regular Dividends on the dividend payment date, then an additional dividend on the amount of the unpaid portion shall automatically accrue at 12%.

The holders of Series A Preferred Stock are also entitled to dividends or distributions (“Participating Dividends”) senior to Common Stock of the Company when such dividends are declared. There were no Participating Dividends declared as of June 30, 2025 and December 31, 2024.

Specifically pursuant to the 2,500,000 shares of Series A Preferred Stock issued subject to the Sponsor Support Agreement, any dividends arising will accrue and not require timely payment at any time when the Company has less than $10.0 million of net tangible assets. During the three and six months ended June 30, 2025 and 2024, the Company did not meet the $10.0 million net tangible asset requirement and deferred payment on the dividends related to the 2,500,000 shares of Series A Preferred Stock held by the Sponsor. As of June 30, 2025 and December 31, 2024, the Company had accrued $1.4 million and $0.1 million, respectively, in unpaid dividends as a result of the Sponsor Support Agreement.

With respect to the holders of the Series A Preferred Stock other than the Series A Preferred Stock subject to the Sponsor Support Agreement held by the Sponsor, the Company had accrued zero and $0.6 million as of June 30, 2025 and December 31, 2024, respectively, in unpaid Regular Dividends.

Liquidation Preference

In the event of any liquidation, deemed liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of any security of the Company that ranks junior to the Series A Preferred Stock, including, but not limited to, the Common Stock, an amount per share of Series A Preferred Stock equal to the greater of i) $10.00 plus any unpaid cash dividends and ii) the amount the holder would have received, if such holder, immediately prior to such involuntary liquidation, dissolution or winding up of Company, had converted such shares of Series A Preferred Stock into Common Stock.

Sponsor Induced Conversion

On December 20, 2024 (the “Effective Date”), the Company entered into a Conversion and Waiver Agreement (the “Conversion Agreement”) with the Sponsor.

As of the Effective Date of the Conversion Agreement, Sponsor was the holder of 2,500,000 shares of the Company’s Series A Preferred Stock and the Contingent Sponsor Shares. The Contingent Sponsor Shares were unvested and subject to certain restrictions and risk of forfeiture under the Sponsor Support Agreement until certain milestones were achieved. Pursuant to the terms of the Sponsor Support Agreement, the Company may, under certain circumstances, accrue Regular Dividends and defer cash payment to the Sponsor until such circumstances are resolved.

Pursuant to the terms of the Conversion Agreement, the Sponsor and the Company agreed that, upon the Effective Date of the Conversion Agreement: (i) the Sponsor waived the Company’s obligation to pay the $3.7 million of dividends accrued on the Series A Preferred Stock as of the Effective Date; (ii) the Company waived the restriction and vesting requirement for the Contingent Sponsor Shares, making these shares unrestricted and freely tradable; (iii) the Company agreed to make a voluntary, temporary reduction in the conversion price, pursuant to the terms of the Certificate of Designation, of all of the outstanding shares of Series A Preferred Stock effective December 20, 2024 through January 20, 2025 from $11.50 per share of Common Stock issuable upon conversion of a share of Series A Preferred Stock to $3.63 per share (the “Conversion Price Reduction”), with the conversion ratio determined by dividing the $10.00 original issue price of the Series A Preferred Stock by such Conversion Price; and (iv) the Sponsor agreed to convert 373,333 shares of Series A Preferred Stock into 1,028,986 shares of Common Stock at the temporary Conversion Price.

As the Company was legally released from its obligation to pay certain accrued dividends to the Sponsor, the Company derecognized the accrued dividends in the amount of $3.7 million as a result of the Conversion Agreement. The Company determined that the release of the accrued dividends represents paid-in-kind consideration in the form of a stock dividend, as the Sponsor agreed to receive Common Stock at a reduced conversion price under the Conversion Agreement in exchange for waiving the Company’s obligation to pay the accrued dividends.

Additionally, the Company determined that the conversion of the Series A Preferred Stock into Common Stock was an induced conversion as the reduced conversion price was only offered for a limited time and included the issuance of all equity securities issuable pursuant to the conversion privileges included in the terms of the Series A Preferred Stock for each share of Series A Preferred Stock that was converted to Common Stock.

11. Series A Preferred Stock

As of December 31, 2024 and 2023, the Company’s certificate of incorporation, as amended and restated, authorized the Company to issue 100,000,000 shares of $0.0001 par value preferred stock, of which 10,000,000 shares have been designated as Series A Preferred Stock.

Pursuant to the Envoy Bridge Note, the Sponsor Support Agreement and the Subscription Agreement, the Company has outstanding an aggregate of 4,126,667 and 4,500,000 shares of Series A Preferred Stock (see Note 3) as of December 31, 2024 and 2023, respectively, originally issued to the following investors:

●	1,000,000 shares of Series A Preferred Stock to GAT pursuant to the Envoy Bridge Note;

●	2,500,000 shares of Series A Preferred Stock to the Sponsor pursuant to the Sponsor Support Agreement; and

●	1,000,000 shares of Series A Preferred Stock to certain affiliates of the Sponsor in the PIPE transaction pursuant to the Subscription Agreement.

The holders of the Series A Preferred Stock have the following rights and preferences:

Voting Rights

The holders of the Series A Preferred Stock are not entitled to vote or receive notice of any meeting of stockholders, except in the case that the Company creates any equity or debt instrument that ranks senior or pari passu to the rights of the Series A Preferred Stock or in the case of any adverse change to the powers, preferences or special rights of the Series A Preferred Stock.

Conversion Rights

Each share of Series A Preferred Stock shall be convertible, at the option of the holder, at any time after the date of issuance into such number of shares of Common Stock as determined by dividing the issuance price of the shares of Series A Preferred Stock of $10.00, by the conversion price, which was $11.50 per share as of December 31, 2024 and is adjustable for certain dilutive events.

At any time from and after 90 days following the Merger, if the closing price per share of Common Stock was greater than $15.00 for any twenty (20) trading days within a period of thirty (30) trading days, the Company could have elected, in its discretion, to convert all, but not less than all, of the then outstanding shares of Series A Preferred Stock into shares of Common Stock. In this case, each share of Series A Preferred Stock then outstanding would have been converted into the number of shares of Common Stock equal to the quotient of i) $10.00 divided by ii) $15.00.

Redemption

The holders of Series A Preferred Stock are not entitled to any redemption rights, other than those under their liquidation rights discussed below. The Company does not have the option to redeem the Series A Preferred Stock.

Dividend Rights

The holders of Series A Preferred Stock are entitled to a cumulative dividend which accrues at the rate of 12% of the original issuance price of $10.00 per share per annum (“Regular Dividend”). The Regular Dividend accrues on a daily basis from and including the issuance date of such shares, whether or not declared, and will be payable in cash on a quarterly basis. If the Company fails to pay the Regular Dividends on the dividend payment date, then an additional dividend on the amount of the unpaid portion shall automatically accrue at 12%.

The holders of Series A Preferred Stock are also entitled to dividends or distributions (“Participating Dividends”) senior to Common Stock of the Company when such dividends are declared. There were no Participating Dividends declared as of December 31, 2024 or 2023.

Specifically pursuant to the 2,500,000 shares of Series A Preferred Stock issued subject to the Sponsor Support Agreement, any dividends arising will accrue and not require timely payment at any time when the Company has less than $10.0 million of net tangible assets. During both the year ended December 31, 2024 and 2023, the Company did not meet the $10.0 million net tangible asset requirement and deferred payment on the dividends related to the $2.5 million Series A Preferred Stock shares held by the Sponsor. As of December 31, 2024 and 2023, the Company had accrued $0.1 million and $0.8 million, respectively, in unpaid dividends as a result of the Sponsor Support Agreement.

With respect to the holders of the Series A Preferred Stock other than the Series A Preferred Stock subject to the Sponsor Support Agreement held by the Sponsor, the Company had accrued $0.5 million and $0.6 million as of December 31, 2024 and 2023, respectively, in unpaid Regular Dividends.

Liquidation Preference

In the event of any liquidation, deemed liquidation, dissolution or winding up of the Company, whether voluntary or involuntary, the holders of the Series A Preferred Stock are entitled to receive, prior and in preference to any distribution of any of the assets or surplus funds of the Company to the holders of any security of the Company that ranks junior to the Series A Preferred Stock, including, but not limited to, the Common Stock, an amount per share of Series A Preferred Stock equal to the greater of i) $10.00 plus any unpaid cash dividends and ii) the amount the holder would have received, if such holder, immediately prior to such involuntary liquidation, dissolution or winding up of Company, had converted such shares of Series A Preferred Stock into Common Stock.

Sponsor Induced Conversion

On December 20, 2024 (the “Effective Date”), the Company entered into a Conversion and Waiver Agreement (the “Conversion Agreement”) with the Sponsor.

As of the Effective Date of the Conversion Agreement, Sponsor was the holder of 2,500,000 shares of the Company’s Series A Preferred Stock and the Contingent Sponsor Shares. The Contingent Sponsor Shares were unvested and subject to certain restrictions and risk of forfeiture under the Sponsor Support Agreement until certain milestones were achieved. Pursuant to the terms of the Sponsor Support Agreement, the Company may, under certain circumstances, accrue Regular Dividends and defer cash payment to the Sponsor until such circumstances are resolved.

Pursuant to the terms of the Conversion Agreement, the Sponsor and the Company agreed that, upon the Effective Date of the Conversion Agreement: (i) the Sponsor waives the Company’s obligation to pay the $3.7 million of dividends accrued on the Series A Preferred Stock as of the Effective Date; (ii) the Company waives the restriction and vesting requirement for the Contingent Sponsor Shares, making these shares unrestricted and freely tradable; (iii) the Company agreed to make a voluntary, temporary reduction in the conversion price, pursuant to the terms of the Certificate of Designation, of all of the outstanding shares of Series A Preferred Stock effective December 20, 2024 through January 20, 2025 from $11.50 per share of Common Stock issuable upon conversion of a share of Series A Preferred Stock to $3.63 (the “Conversion Price Reduction”), with the conversion ratio determined by dividing the $10.00 original issue price of the Series A Preferred Stock by such Conversion Price; and (iv) the Sponsor agreed to convert 373,333 shares of Series A Preferred Stock into 1,028,986 shares of Common Stock at the temporary Conversion Price.

As the Company was legally released from its obligation to pay certain accrued dividends to the Sponsor, the Company derecognized the accrued dividends in the amount of $3.7 million as a result of the Conversion Agreement. The Company determined that the release of the accrued dividends represents paid-in-kind consideration in the form of a stock dividend, as the Sponsor agreed to receive Common Stock at a reduced conversion price under the Conversion Agreement in exchange for waiving the Company’s obligation to pay the accrued dividends.

Additionally, the Company determined that the conversion of the Series A Preferred Stock into Common Stock was an induced conversion as the reduced conversion price was only offered for a limited time and included the issuance of all equity securities issuable pursuant to the conversion privileges included in the terms of the Series A Preferred Stock for each share of Series A Preferred Stock that was converted to Common Stock. As such, an inducement charge of $1.2 million related to the fair value of the additional shares issued compared to the original terms of the Series A Preferred Stock was recognized within accumulated deficit as well as a deduction from the net loss to arrive at net loss attributable to common stockholders in the Company’s consolidated statements of operations and comprehensive loss.

As a result of the the waiver of the restriction and vesting requirement for the Contingent Sponsor Shares, the Company recognizes the incremental fair value of the outstanding Contingent Sponsor Shares as a dividend to the Sponsor in the amount of $0.5 million. The deemed dividend is treated as an increase to net loss attributable to common stockholders on the Company’s consolidated statements of operations and comprehensive loss. The deemed dividend resulted in offsetting amounts recorded in additional paid-in capital on the Company's consolidated balance sheets.